Commitments and Contingencies - Future minimum annual lease payments (Details) - USD ($) $ in Thousands	Mar. 31, 2018	Dec. 31, 2017
Operating Leases
2018		$ 5,506
2019	$ 4,206	4,083
2020	3,782	3,752
2021	3,095	3,077
2022	2,043	2,031
Thereafter	4,960	4,713
Total	22,462	23,162
Capital Leases
2018		5,296
2019	6,420	5,394
2020	4,461	3,475
Total	16,107	14,165
Total
2018		10,802
2019	16,466	9,477
2020	11,411	7,227
2021	6,844	3,077
2022	5,374	2,031
Thereafter	52,355	4,713
Total	$ 101,558	$ 37,327